Segment Information, Geographic Data, and Significant Customers	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 14.  Segment Information, Geographic Data, and Significant Customers

Operating segments are defined as component of the Company’s business for which separate financial information is available that is evaluated by the Company’s chief operating decision maker in deciding how to allocate resources and assessing performance. The Company presently has only one operating segment.

Revenue by geographic areas for the years ended December 31, 2012 and 2011, are as follows:

	Year Ended December 31,
	2012	2011

United States	$495,547	$207,045
International:
Europe(1)	47,159	297,371
Asia	43,470	18,515

Total revenue	$586,176	$522,931

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(1)  Sales to Europe in 2011 included approximately $270,000 to Belgium.

Revenues are attributed to geographical areas based on where the Company’s products are shipped.

Long-lived assets by geographic areas as of December 31, 2012 and 2011, are as follows:

	2012	2011

United States	$690,454	$1,387,283
Malaysia	183,608	326,807

Total long-lived assets	$874,062	$1,714,090

Customers accounting for more than 10% of either total revenues during the years ended December 31, 2012 or 2011, or accounts receivable as at December 31, 2012 or 2011, are tabulated as follows:

	Revenues, Year Ended December 31,				Accounts Receivable, December 31,
	2012		2011		2012		2011

Customer A	$146,000	25%	$—	—	$140,000	45%	$—	—
Customer B	$131,465	22%	$628	0%	$—	—	$628	2%
Customer C	$124,473	21%	$—	—	$150,145	49%	$—	—
Customer D	$—	—	$269,609	52%	$—	—	$—	—
Customer E	$—	—	$66,750	13%	$—	—	$11,250	38%
Customer F	$19,185	3%	$57,492	11%	$15,000	5%	$9,700	33%
Customer G	$—	—	$2,975	1%	$—	—	$2,975	10%